Note 10 - Non-trading financial assets mandatorily at fair value throug profit or loss (Details) - EUR (€)	Jun. 30, 2020	Dec. 31, 2019
Non trading financial assets mandatory at fair value through profit or loss Abstract
Equity Instruments Mandatorily Measured At Fair Value	€ 4,058,000,000	€ 4,327,000,000
Debt Securities At Fair Vale Mandatorily Measured At Fair Value	250,000,000	110,000,000
Loans And Advances To Customers Mandatorily Measured At Fair Value	690,000,000	1,120,000,000
Total Non Trading Financial Assets Mandatorily Measured At Fair Value Through Profit or Loss	€ 4,998,000,000	€ 5,557,000,000